SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHARE BASED PAYMENTS
Schedule of Stock option activities

Outstanding Options
		Weighted		Weighted
		average	Weighted	average
		exercise	average	remaining	Aggregate
	Number of	price	grant-date	contractual	intrinsic
	options	per option	fair value	terms	value
Outstanding as of January 1, 2022	6,540,000	$0.44	$0.35	1.53	$—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—

Outstanding as of December 31, 2022	6,540,000	$0.44	$0.35	0.53	$—
Options vested and expected to vest as of December 31, 2022	6,540,000	$0.44	$0.35	0.53	$—

Options exercisable as of December 31, 2022	4,152,490	$0.53	$0.53	0.20	$—